Share Class & Ticker	Institutional AZUIX	Class P AZUPX	Class D AZUDX	Summary Prospectus April 1, 2013 (as revised December 2, 2013)

AllianzGI U.S. Equity Hedged Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at us.allianzgi.com. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 1, 2013, as further revised or supplemented from time to time.

 Investment Objective

The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	0.70%	None	7.28%	7.98%	(6.98)%	1.00%

Class P	0.70	None	7.38	8.08	(6.98)	1.10

Class D	0.70	0.25%	7.28	8.23	(6.98)	1.25

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through March 31, 2014, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.00% for Institutional Class, 1.10% for Class P and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years

Institutional	$102	$1,144

Class P	112	1,173

Class D	127	1,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-

based index of U.S. stocks. The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or

AllianzGI U.S. Equity Hedged Fund

medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”). Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected.

 Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 4 risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Leveraging Risk: Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Adviser
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

Portfolio Managers
Greg P. Tournant, lead portfolio manager, managing director and CIO US Structured Products, has managed the Fund since 2012.

Stephen G. Bond-Nelson, portfolio manager and director, has managed the Fund since 2012.

Trevor Taylor, portfolio manager and director, has managed the Fund since 2012.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Summary Prospectus

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

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AZ993SPI_120213

Share Class & Ticker	Class A AZUAX	Class C AZUCX	Summary Prospectus April 1, 2013 (as revised December 2, 2013)

AllianzGI U.S. Equity Hedged Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at us.allianzgi.com. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 1, 2013, as further revised or supplemented from time to time.

 Investment Objective

The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 218 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Reductions(3)	Reductions(3)

Class A	0.70%	0.25%	7.28%	8.23%	(6.98)%	1.25%

Class C	0.70	1.00	7.28	8.98	(6.98)	2.00

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through March 31, 2014, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.25% for Class A and 2.00% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years

Class A	$679	$1,699	$679	$1,699

Class C	303	1,429	203	1,429

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

AllianzGI U.S. Equity Hedged Fund

 Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks. The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”). Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected.

 Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 4 risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Leveraging Risk: Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Adviser
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

Portfolio Managers
Greg P. Tournant, lead portfolio manager, managing director and CIO US Structured Products, has managed the Fund since 2012.

Stephen G. Bond-Nelson, portfolio manager and director, has managed the Fund since 2012.

Trevor Taylor, portfolio manager and director, has managed the Fund since 2012.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Summary Prospectus

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ993SP_120213